Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2019

SRE-QTLY-0619
1.924316.107

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham Destinations, Inc.	22,700	$988,812
FINANCIALS - 2.4%
Capital Markets - 0.2%
Ellington Financial LLC	124,800	2,251,392
Insurance - 0.1%
FNF Group	28,900	1,154,555
Mortgage Real Estate Investment Trusts - 2.1%
Anworth Mortgage Asset Corp.	35,512	148,795
Chimera Investment Corp.	108,200	2,074,194
Dynex Capital, Inc.	320,900	1,957,490
Ellington Residential Mortgage REIT	39,900	471,618
Great Ajax Corp.	199,926	2,862,940
Hunt Companies Finance Trust, Inc.	17,008	60,378
Invesco Mortgage Capital, Inc.	51,400	838,848
MFA Financial, Inc.	1,063,000	7,983,130
New Residential Investment Corp.	51,100	858,991
Redwood Trust, Inc.	105,500	1,725,980
Two Harbors Investment Corp.	26,600	368,676
		19,351,040

TOTAL FINANCIALS		22,756,987

REAL ESTATE - 12.4%
Equity Real Estate Investment Trusts (REITs) - 12.2%
Acadia Realty Trust (SBI)	312,500	8,825,000
American Tower Corp.	58,500	11,425,050
Apartment Investment & Management Co. Class A	257,002	12,685,619
AvalonBay Communities, Inc.	17,600	3,536,368
Brixmor Property Group, Inc.	11,500	205,620
Cedar Realty Trust, Inc.	32,200	98,854
Colony Capital, Inc.	698,199	3,588,743
Crown Castle International Corp.	46,700	5,873,926
DDR Corp.	161,300	2,135,612
Equinix, Inc.	16,200	7,366,140
Equity Lifestyle Properties, Inc.	111,700	13,035,383
Equity Residential (SBI)	57,200	4,371,224
Healthcare Realty Trust, Inc.	47,500	1,466,800
Healthcare Trust of America, Inc.	98,950	2,729,041
Lexington Corporate Properties Trust	334,422	3,033,208
Mid-America Apartment Communities, Inc.	70,814	7,747,760
Monmouth Real Estate Investment Corp. Class A	91,220	1,253,363
Omega Healthcare Investors, Inc.	23,800	842,282
Outfront Media, Inc.	36,700	874,561
Sabra Health Care REIT, Inc.	222,100	4,344,276
Safety Income and Growth, Inc.	45,200	1,140,396
Senior Housing Properties Trust (SBI)	209,200	1,679,876
Store Capital Corp.	60,400	2,012,528
Terreno Realty Corp.	39,680	1,771,712
UMH Properties, Inc.	67,400	946,970
Ventas, Inc.	170,528	10,420,966
VEREIT, Inc.	146,800	1,212,568
Washington REIT (SBI)	20,400	576,096
		115,199,942
Real Estate Management & Development - 0.2%
Colony NorthStar Credit Real Estate, Inc.	96,200	1,494,948
Retail Value, Inc.	18,694	626,249
		2,121,197

TOTAL REAL ESTATE		117,321,139

TOTAL COMMON STOCKS
(Cost $115,968,838)		141,066,938

Preferred Stocks - 24.2%
Convertible Preferred Stocks - 2.4%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	306,500	7,962,870
ZAIS Financial Corp. 7.00%	68,900	1,847,898
		9,810,768
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	312,942
Braemar Hotels & Resorts, Inc. 5.50%	17,783	358,683
iStar Financial, Inc. Series J, 4.50%	44,700	1,937,933
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,831,942
QTS Realty Trust, Inc. 6.50%	8,000	882,240
RLJ Lodging Trust Series A, 1.95%	38,600	980,440
Wheeler REIT, Inc. 8.75%	208,000	3,028,480
		11,332,660
Real Estate Management & Development - 0.2%
Landmark Infrastructure Partners LP 7.012%	55,500	1,389,201
TOTAL REAL ESTATE		12,721,861

TOTAL CONVERTIBLE PREFERRED STOCKS		22,532,629

Nonconvertible Preferred Stocks - 21.8%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
American Finance Trust, Inc. 7.50% (a)	7,000	176,610
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP 7.60% (a)	37,900	942,952
FINANCIALS - 11.0%
Mortgage Real Estate Investment Trusts - 11.0%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,566,177
8.25%	1,300	33,605
AGNC Investment Corp.:
6.875%	102,000	2,567,340
Series B, 7.75%	29,100	740,595
Series C, 7.00%	61,500	1,590,390
Annaly Capital Management, Inc.:
Series C, 7.625%	14,664	374,225
Series D, 7.50%	81,400	2,079,770
Series F, 6.95%	206,600	5,299,290
Series G, 6.50%	118,900	2,920,184
Series H, 8.125%	33,100	849,015
Anworth Mortgage Asset Corp. Series A, 8.625%	108,738	2,877,360
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	89,058	2,271,870
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,084,526
Series B, 7.75%	40,000	1,028,100
Series C, 8.50%	15,000	394,049
Arlington Asset Investment Corp.:
6.625%	31,528	768,400
8.25% (a)	20,500	481,340
Armour Residential REIT, Inc. Series B, 7.875%	25,701	645,352
Capstead Mortgage Corp. Series E, 7.50%	51,316	1,296,242
Cherry Hill Mortgage Investment Corp.:
8.25%	32,800	829,650
Series A, 8.20%	61,500	1,564,499
Chimera Investment Corp.:
8.00%	103,500	2,680,650
Series A, 8.00%	36,200	929,978
Series B, 8.00%	328,858	8,415,476
Series C, 7.75%	178,990	4,539,186
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,524,460
Series B, 7.625%	47,335	1,139,462
Exantas Capital Corp. 8.625%	13,518	346,466
Invesco Mortgage Capital, Inc.:
7.50%	381,256	9,592,401
Series A, 7.75%	30,151	770,057
Series B, 7.75%	226,916	6,011,005
MFA Financial, Inc.:
8.00%	108,747	2,821,985
Series B, 7.50%	188,749	4,784,787
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,940,105
Series C, 7.875%	117,633	2,934,943
Series D, 8.00%	74,400	1,796,760
PennyMac Mortgage Investment Trust:
8.125%	70,600	1,811,243
Series B, 8.00%	114,787	2,937,399
Two Harbors Investment Corp.:
7.50%	113,333	2,766,459
7.75%	10,314	257,437
Series A, 8.125%	104,500	2,789,105
Series B, 7.625%	220,055	5,529,982
Series C, 7.25%	128,445	3,172,592
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	592,250
		104,346,167
REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Homes 4 Rent:
6.25%	17,800	453,900
Series D, 6.50%	40,000	1,057,200
Series E, 6.35%	47,200	1,246,080
Series F, 5.875%	44,883	1,115,343
Series G, 5.875%	34,800	866,520
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	34,845	881,230
Series F, 7.375%	90,100	2,115,548
Series G, 7.375%	25,579	581,411
Series H, 7.50%	33,400	775,214
Series I, 7.50%	55,811	1,302,071
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,717,696
Series C, 7.625%	41,300	1,039,802
Series D, 7.125%	30,000	733,350
Braemar Hotels & Resorts, Inc. Series D, 8.25%	33,200	849,920
Brookfield Property REIT, Inc. 6.375%	20,001	504,825
Cedar Realty Trust, Inc.:
Series B, 7.25%	38,806	977,911
Series C, 6.50%	50,200	1,121,468
City Office REIT, Inc. Series A, 6.625%	25,500	631,635
Colony Capital, Inc.:
Series B, 8.25%	42,790	1,072,317
Series E, 8.75%	95,816	2,400,191
Series G, 7.50%	72,608	1,571,963
Series H, 7.125%	178,912	3,614,917
Series I, 7.15%	196,135	4,001,154
Series J, 7.15%	263,637	5,372,922
DDR Corp.:
Series J, 6.50%	70,181	1,781,194
Series K, 6.25%	25,489	653,028
Digital Realty Trust, Inc.:
Series C, 6.625%	16,000	427,520
Series G, 5.875%	28,270	712,404
Farmland Partners, Inc. Series B, 6.00%	110,000	2,612,500
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,556,312
Gladstone Land Corp. Series A, 6.375%	11,000	282,006
Global Medical REIT, Inc. Series A, 7.50%	25,761	660,826
Global Net Lease, Inc. Series A, 7.25%	123,600	3,166,632
Government Properties Income Trust 5.875%	37,500	941,250
Hersha Hospitality Trust Series D, 6.50%	40,000	940,000
Investors Real Estate Trust Series C, 6.625%	54,100	1,352,527
iStar Financial, Inc.:
Series D, 8.00%	62,442	1,642,849
Series G, 7.65%	97,500	2,429,700
Series I, 7.50%	26,900	680,705
Jernigan Capital, Inc. Series B, 7.00%	26,800	675,360
Kimco Realty Corp. Series M, 5.25%	22,400	521,920
Monmouth Real Estate Investment Corp. Series C, 6.125%	46,100	1,115,159
National Retail Properties, Inc. Series E, 5.70%	46,124	1,148,949
National Storage Affiliates Trust Series A, 6.00%	11,300	285,890
Pebblebrook Hotel Trust:
6.30%	40,000	1,007,600
6.375%	47,339	1,171,640
Series C, 6.50%	71,130	1,788,920
Series D, 6.375%	50,000	1,297,500
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,254,991
Series C, 7.20%	9,000	195,750
Series D, 6.875%	25,700	552,550
Plymouth Industrial REIT, Inc. Series A, 7.50%	28,400	720,795
Prologis, Inc. Series Q, 8.54%	15,800	1,015,940
PS Business Parks, Inc. Series U, 5.75%	102,483	2,601,019
Public Storage Series F, 5.15%	28,000	692,440
QTS Realty Trust, Inc. Series A, 7.125%	32,500	834,600
RAIT Financial Trust 7.625%	46,080	817,920
Rexford Industrial Realty, Inc.:
Series A, 5.875%	25,000	621,875
Series B, 5.875%	49,100	1,226,027
Saul Centers, Inc.:
Series C, 6.875%	40,477	1,049,164
Series D, 6.125%	15,000	367,200
Sotherly Hotels, Inc.:
Series B, 8.00%	12,000	305,040
Series C, 7.875%	18,100	452,806
Spirit Realty Capital, Inc. Series A, 6.00%	15,500	376,650
Stag Industrial, Inc. Series C, 6.875%	17,000	447,782
Summit Hotel Properties, Inc.:
Series D, 6.45%	40,000	1,004,000
Series E, 6.25%	42,000	998,340
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	212,320
Series F, 6.45%	16,000	420,000
Taubman Centers, Inc. Series K, 6.25%	19,561	501,153
UMH Properties, Inc.:
Series B, 8.00%	150,700	3,934,777
Series C, 6.75%	73,820	1,846,976
Series D, 6.375%	19,700	474,770
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	33,500	855,255
Series H, 6.25%	48,000	1,257,600
VEREIT, Inc. Series F, 6.70%	254,483	6,390,068
Washington Prime Group, Inc.:
Series H, 7.50%	53,575	1,157,145
Series I, 6.875%	10,483	204,085
		99,646,017
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 6.50% (a)	5,500	137,940
Landmark Infrastructure Partners LP Series B, 7.90%	20,800	520,649
		658,589
TOTAL REAL ESTATE		100,304,606
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	569,681

TOTAL NONCONVERTIBLE PREFERRED STOCKS		206,340,016

TOTAL PREFERRED STOCKS
(Cost $226,509,799)		228,872,645
	Principal Amount	Value

Corporate Bonds - 25.5%
Convertible Bonds - 6.1%
FINANCIALS - 5.8%
Diversified Financial Services - 0.5%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (b)	2,620,000	2,658,809
6.375% 10/1/23	1,787,000	1,824,433
		4,483,242
Mortgage Real Estate Investment Trusts - 5.3%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	300,000	297,665
Arbor Realty Trust, Inc. 5.25% 7/1/21 (b)	520,000	560,423
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	2,940,000	2,983,301
4.75% 3/15/23	1,600,000	1,630,000
Colony Financial, Inc.:
3.875% 1/15/21	5,220,000	4,978,836
5% 4/15/23	3,395,000	3,190,851
Exantas Capital Corp. 8% 1/15/20	1,810,000	1,873,350
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23 (b)	1,400,000	1,438,113
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,884,534
Redwood Trust, Inc.:
4.75% 8/15/23	1,673,000	1,603,270
5.625% 7/15/24	4,827,000	4,728,191
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,319,217
Starwood Property Trust, Inc. 4.375% 4/1/23	2,680,000	2,684,020
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	789,750
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	5,565,000	5,443,316
		50,404,837
TOTAL FINANCIALS		54,888,079
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Realty Capital Properties, Inc. 3.75% 12/15/20	2,660,000	2,656,474

TOTAL CONVERTIBLE BONDS		57,544,553

Nonconvertible Bonds - 19.4%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	247,320
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 0.8%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	3,460,000	3,472,975
FelCor Lodging LP 6% 6/1/25	1,380,000	1,438,650
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	481,850
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,881,243	2,170,565
		7,564,040
Household Durables - 4.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)	3,355,000	3,136,925
9.875% 4/1/27 (b)	3,540,000	3,699,300
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,720,000	1,552,300
6.75% 3/15/25	1,535,000	1,481,275
8.75% 3/15/22	1,030,000	1,076,350
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,080,670
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,960,000
6.5% 12/15/20 (b)	2,425,000	2,431,063
Century Communities, Inc. 5.875% 7/15/25	275,000	272,938
KB Home 8% 3/15/20	2,395,000	2,490,800
LGI Homes, Inc. 6.875% 7/15/26 (b)	2,919,000	2,955,488
M/I Homes, Inc.:
5.625% 8/1/25	1,395,000	1,368,844
6.75% 1/15/21	735,000	746,025
Meritage Homes Corp.:
5.125% 6/6/27	885,000	873,938
6% 6/1/25	3,085,000	3,270,100
7% 4/1/22	2,005,000	2,145,350
7.15% 4/15/20	1,940,000	1,998,200
New Home Co. LLC 7.25% 4/1/22	2,515,000	2,276,075
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	781,911
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,730,000	1,634,850
5.875% 6/15/24	1,090,000	1,103,167
William Lyon Homes, Inc.:
5.875% 1/31/25	1,915,000	1,857,550
7% 8/15/22	1,245,000	1,251,225
		41,444,344
TOTAL CONSUMER DISCRETIONARY		49,008,384
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,670,000	2,649,975
6.625% 6/15/24	1,455,000	1,500,469
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	2,280,000	2,274,300
Cumberland Farms, Inc. 6.75% 5/1/25 (b)	365,000	385,075
New Albertsons, Inc. 8.7% 5/1/30	845,000	836,550
		7,646,369
FINANCIALS - 0.7%
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	615,000	628,838
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,652,611
Five Point Operation Co. LP 7.875% 11/15/25 (b)	2,685,000	2,678,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	828,200
6.25% 2/1/22	280,000	288,478
		5,447,577
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	700,000	701,750
TOTAL FINANCIALS		6,778,165
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,105,650
5.5% 2/1/21	4,450,000	4,488,938
		8,594,588
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	1,390,000	1,365,675
REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 8.0%
American Homes 4 Rent:
4.25% 2/15/28	2,000,000	1,990,414
4.9% 2/15/29	500,000	521,442
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,701,959
Care Capital Properties LP 5.125% 8/15/26	6,386,000	6,334,840
CBL & Associates LP:
4.6% 10/15/24	5,401,000	3,564,660
5.25% 12/1/23	3,500,000	2,485,000
5.95% 12/15/26	2,434,000	1,697,715
Communications Sales & Leasing, Inc.:
6% 4/15/23 (b)	1,285,000	1,233,600
8.25% 10/15/23	860,000	800,875
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,343,000	1,386,889
DDR Corp.:
3.625% 2/1/25	128,000	126,141
4.625% 7/15/22	117,000	120,694
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,243,855
HCP, Inc.:
4% 6/1/25	2,000,000	2,059,946
4.25% 11/15/23	1,185,000	1,236,549
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	974,533
Hospitality Properties Trust 5% 8/15/22	823,000	855,613
iStar Financial, Inc.:
4.625% 9/15/20	1,140,000	1,151,400
5.25% 9/15/22	715,000	720,363
6% 4/1/22	1,490,000	1,525,388
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,508,470
4.4% 6/15/24	385,000	388,214
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,130,000	4,140,325
5.25% 8/1/26	1,380,000	1,405,875
6.375% 3/1/24	790,000	831,870
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	579,000	590,059
4.5% 4/1/27	455,000	461,196
4.75% 1/15/28	1,479,000	1,514,771
4.95% 4/1/24	627,000	651,678
Regency Centers LP 3.6% 2/1/27	442,000	443,066
SBA Communications Corp. 4% 10/1/22	425,000	427,125
Select Income REIT:
4.15% 2/1/22	1,992,000	2,000,134
4.25% 5/15/24	890,000	860,108
4.5% 2/1/25	3,457,000	3,324,528
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	500,000
4.75% 5/1/24	11,978,000	11,909,975
4.75% 2/15/28	4,000,000	3,636,805
6.75% 4/15/20	576,000	582,905
6.75% 12/15/21	2,000,000	2,105,798
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,151,030
WP Carey, Inc.:
4% 2/1/25	344,000	345,927
4.25% 10/1/26	905,000	917,192
4.6% 4/1/24	1,968,000	2,047,198
		75,476,125
Real Estate Management & Development - 3.7%
Forestar Group, Inc. 8% 4/15/24 (b)	2,500,000	2,562,500
Greystar Real Estate Partners 5.75% 12/1/25 (b)	2,255,000	2,266,275
Howard Hughes Corp. 5.375% 3/15/25 (b)	6,965,000	7,023,924
Kennedy-Wilson, Inc. 5.875% 4/1/24	9,905,000	9,979,288
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	4,565
4.5% 4/18/22	85,000	82,481
Mattamy Group Corp.:
6.5% 10/1/25 (b)	3,455,000	3,515,463
6.875% 12/15/23 (b)	2,420,000	2,504,700
Mid-America Apartments LP:
3.75% 6/15/24	337,000	343,706
4.3% 10/15/23	740,000	770,196
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	1,345,000	1,358,450
Washington Prime Group LP 5.95% 8/15/24	5,008,000	4,645,774
		35,057,322
TOTAL REAL ESTATE		110,533,447

TOTAL NONCONVERTIBLE BONDS		184,173,948

TOTAL CORPORATE BONDS
(Cost $241,598,213)		241,718,501

Asset-Backed Securities - 3.2%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,928,094
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,453,057
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	1,624,000	1,788,564
Class XS, 0% 10/17/52 (b)(c)(d)(e)	931,179	9
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 6.6226% 12/17/33 (b)(c)(f)	935,865	936,470
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,277,247
Series 2002-2 Class M2, 9.163% 3/1/33	1,726,383	1,540,055
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	218,539	220,999
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 5.4226% 2/22/36 (b)(c)(f)	358,000	360,231
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 6.0129% 7/17/34 (b)(c)(f)	1,099,000	1,099,611
Home Partners of America Trust:
Series 2016-2 Class F, 1 month U.S. LIBOR + 4.700% 7.1739% 10/17/33 (b)(c)(f)	607,000	607,372
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.8239% 7/17/37 (b)(c)(f)	604,000	602,680
Invitation Homes Trust:
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9739% 3/17/37 (b)(c)(f)	726,097	724,219
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.7226% 6/17/37 (b)(c)(f)	1,000,000	996,256
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,427,224	1,715,279
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	596,783
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)	526,000	534,931
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)	783,000	784,064
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)	598,000	602,740
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)	588,000	597,817
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5666% 12/25/33	201,444	127,877
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0726% 1/17/35 (b)(c)(f)	994,000	995,020
Class F, 1 month U.S. LIBOR + 3.400% 5.8726% 1/17/35 (b)(c)(f)	2,132,000	2,134,152
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)	1,432,000	1,454,437
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	628,000	633,373
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)	1,386,000	1,416,040
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)	1,310,000	1,338,693
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (b)	1,453,000	1,502,173
Series 2018-1A Class F, 5.25% 2/15/48(b)	2,044,000	1,993,450
TOTAL ASSET-BACKED SECURITIES
(Cost $29,477,350)		29,961,693

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust: (Cost $3,383,816)
Series 2010-K6 Class B, 5.5423% 12/25/46 (b)(c)	811,000	822,897
Series 2010-K7 Class B, 5.6873% 4/25/20 (b)(c)	2,605,000	2,658,738
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $3,383,816)		3,481,635

Commercial Mortgage Securities - 22.6%
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	588,000	513,073
Series 2018-BN12 Class D, 3% 5/15/61 (b)	299,000	248,001
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (b)(c)	1,626,000	1,594,224
Class F, 4.4272% 9/10/28 (b)(c)	800,000	756,044
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9437% 3/15/37 (b)(c)(f)	2,000,000	2,004,991
BX Trust floater Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 4.5226% 11/15/35 (b)(c)(f)	1,390,001	1,398,700
Class H, 1 month U.S. LIBOR + 3.000% 5.4726% 11/15/35 (b)(c)(f)	1,269,878	1,277,826
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)	252,000	247,057
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.7226% 12/15/37 (b)(c)(f)	1,021,000	1,031,206
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (b)(c)	806,000	812,786
Class F, 5.6712% 4/10/29 (b)(c)	1,890,000	1,855,559
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	2,188,000	1,922,059
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class E, 3.9121% 4/10/28 (b)(c)	561,000	564,745
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 6.3441% 7/15/30 (b)(c)(f)	1,154,000	1,148,630
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3895% 9/10/46 (b)(c)	2,496,000	2,587,198
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.8226% 7/15/27 (b)(c)(f)	567,000	566,832
Series 2016-C3 Class D, 3% 11/15/49 (b)	2,911,000	2,328,987
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.5226% 9/15/33 (b)(c)(f)	735,000	737,674
Class G, 1 month U.S. LIBOR + 5.056% 7.5289% 9/15/33 (b)(c)(f)	735,000	708,702
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,663,101
Series 2012-CR1:
Class C, 5.4978% 5/15/45 (c)	3,000,000	3,115,446
Class D, 5.4978% 5/15/45 (b)(c)	1,917,000	1,932,345
Class G, 2.462% 5/15/45 (b)	1,133,000	886,526
Series 2012-LC4:
Class C, 5.723% 12/10/44 (c)	780,000	808,674
Class D, 5.723% 12/10/44(b)(c)	3,532,000	3,149,115
Series 2013-CR10 Class D, 4.9521% 8/10/46 (b)(c)	1,756,000	1,754,167
Series 2013-CR12 Class D, 5.2535% 10/10/46 (b)(c)	2,900,000	2,628,972
Series 2013-LC6 Class D, 4.4048% 1/10/46 (b)(c)	2,732,000	2,717,670
Series 2014-UBS2 Class D, 5.169% 3/10/47 (b)(c)	537,000	493,847
Series 2016-CD1 Class D, 2.9023% 8/10/49 (b)(c)	2,104,000	1,778,568
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	1,161,000	1,002,294
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6742% 5/10/43 (b)(c)	1,087,342	1,080,095
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.9925% 8/15/45 (b)(c)	836,000	837,874
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)	2,429,000	2,416,427
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)	2,496,000	2,467,149
Credit Suisse Mortgage Trust floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.0726% 1/15/34 (b)(c)(f)	1,342,000	1,354,156
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)	1,717,000	1,564,786
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)	1,206,000	1,202,139
Series 2017-CX9 Class D, 4.2948% 9/15/50 (b)(c)	432,000	398,571
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)	1,000,000	981,268
Class E, 5.099% 1/10/34 (b)(c)	2,047,000	1,946,715
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8846% 11/10/46 (b)(c)	2,745,000	2,849,731
Class G, 4.652% 11/10/46 (b)	2,640,000	2,464,939
Series 2011-LC3A Class D, 5.5162% 8/10/44 (b)(c)	728,000	756,461
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6595% 12/25/43 (c)(d)	4,947,000	198,487
Series K012 Class X3, 2.329% 1/25/41 (c)(d)	2,799,977	102,359
Series K013 Class X3, 2.9099% 1/25/43 (c)(d)	4,806,000	222,894
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.4949% 12/15/34 (b)(c)	300,000	298,456
Class EFX, 3.4949% 12/15/34 (b)(c)	2,947,000	2,923,306
Class FFX, 3.4949% 12/15/34 (b)(c)	3,708,000	3,665,962
Class GFX, 3.4949% 12/15/34 (b)(c)	3,333,000	3,275,204
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.4374% 11/21/35 (b)(c)(f)	1,500,000	1,504,352
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 5.0726% 7/15/35 (b)(c)(f)	669,000	661,181
Series 2010-C2 Class D, 5.3535% 12/10/43 (b)(c)	2,000,000	2,059,340
Series 2011-GC5:
Class D, 5.557% 8/10/44 (b)(c)	2,516,000	2,497,838
Class E, 5.557% 8/10/44 (b)(c)	756,000	672,575
Class F, 4.5% 8/10/44 (b)	588,000	370,386
Series 2012-GC6:
Class C, 5.8399% 1/10/45 (b)(c)	2,400,000	2,527,998
Class D, 5.8399% 1/10/45 (b)(c)	1,816,000	1,847,661
Class E, 5% 1/10/45 (b)(c)	831,000	751,877
Series 2012-GCJ7:
Class C, 5.8699% 5/10/45 (c)	3,500,000	3,660,587
Class D, 5.8699% 5/10/45 (b)(c)	3,425,000	3,308,172
Class E, 5% 5/10/45 (b)	975,966	698,680
Series 2012-GCJ9:
Class D, 4.9045% 11/10/45 (b)(c)	1,507,000	1,519,689
Class E, 4.9045% 11/10/45 (b)(c)	333,000	310,407
Series 2013-GC14 Class D, 4.9075% 8/10/46 (b)(c)	320,000	322,423
Series 2013-GC16:
Class D, 5.4876% 11/10/46 (b)(c)	3,250,000	3,359,733
Class F, 3.5% 11/10/46 (b)	1,428,000	1,096,666
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	1,964,000	1,685,606
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)	602,000	498,327
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	5,523,000	5,531,339
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)	2,614,000	2,614,204
Class F, 4.2022% 2/10/29 (b)(c)	3,803,000	3,777,788
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)	1,460,000	1,382,774
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)	4,443,000	4,538,756
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (b)(c)	1,589,000	1,540,148
Class FFL, 1 month U.S. LIBOR + 2.850% 5.3226% 6/15/34 (b)(c)(f)	664,000	659,750
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	504,000	509,784
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7239% 7/17/37 (b)(c)(f)	1,491,000	1,475,607
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6739% 1/17/38 (b)(c)(f)	590,000	582,119
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	1,526,000	1,279,800
Series 2014-C26 Class D, 4.0515% 1/15/48 (b)(c)	602,000	567,082
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5784% 12/15/49 (b)(c)	1,809,000	1,570,588
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2207% 12/15/49 (b)(c)	1,308,000	1,136,697
Series 2018-C8 Class D, 3.4033% 6/15/51 (b)(c)	302,000	259,292
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)	1,240,000	1,278,790
Class E, 5.1909% 6/15/45 (b)(c)	1,078,000	1,022,735
Class G 4% 6/15/45 (b)	805,000	460,855
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8492% 2/15/46 (b)(c)	3,311,000	3,136,681
Class G, 4.409% 2/15/46 (b)(c)	1,680,000	1,414,539
Class H, 4.409% 2/15/46 (b)(c)	1,320,000	1,057,930
Series 2011-C4 Class E, 5.7199% 7/15/46 (b)(c)	1,390,000	1,449,175
Series 2013-LC11:
Class D, 4.3071% 4/15/46 (c)	1,229,000	1,085,776
Class F, 3.25% 4/15/46 (b)(c)	482,000	292,815
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(c)	924,000	270,392
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)	1,843,000	1,802,616
Series 2018-AON Class F, 4.767% 7/5/31 (b)	904,000	879,426
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 5.0226% 6/15/36 (b)(c)(f)	440,000	440,345
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7798% 5/12/39 (c)	367,134	369,750
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8411% 8/15/45 (b)(c)	670,000	684,383
Series 2012-C6 Class D, 4.7628% 11/15/45 (b)(c)	2,000,000	2,050,875
Series 2013-C12 Class D, 4.9247% 10/15/46 (b)(c)	1,500,000	1,514,600
Series 2013-C13:
Class D, 5.0723% 11/15/46 (b)(c)	2,935,000	3,018,066
Class E, 5.0723% 11/15/46 (b)(c)	621,000	562,557
Series 2013-C7:
Class D, 4.3696% 2/15/46 (b)(c)	998,000	953,909
Class E, 4.3696% 2/15/46 (b)(c)	1,490,000	1,260,542
Series 2013-C9 Class C, 4.1746% 5/15/46 (c)	588,000	592,168
Series 2016-C30 Class D, 3% 9/15/49 (b)	963,000	776,536
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)	1,500,000	1,213,716
Series 2016-C32 Class D, 3.396% 12/15/49 (b)	1,071,000	887,683
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class G, 1 month U.S. LIBOR + 3.150% 5.6226% 3/15/34 (b)(c)(f)	987,000	992,882
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	252,692	221,604
Series 2011-C2:
Class D, 5.6675% 6/15/44 (b)(c)	2,382,000	2,412,373
Class E, 5.6675% 6/15/44 (b)(c)	2,396,000	2,346,234
Class F, 5.6675% 6/15/44 (b)(c)	1,467,000	1,320,410
Class XB, 0.6125% 6/15/44 (b)(c)(d)	51,641,000	541,616
Series 2011-C3:
Class E, 5.2878% 7/15/49 (b)(c)	613,000	599,852
Class F, 5.2878% 7/15/49 (b)(c)	572,000	541,262
Class G, 5.2878% 7/15/49 (b)(c)	904,000	795,276
Series 2012-C4 Class D, 5.6004% 3/15/45 (b)(c)	1,640,000	1,602,606
Series 2015-MS1 Class D, 4.1651% 5/15/48 (b)(c)	1,922,000	1,799,036
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	987,000	850,139
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	2,312,000	1,983,808
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.3991% 8/15/19 (b)(c)(f)	1,207,722	1,218,998
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7226% 8/15/34 (b)(c)(f)	2,059,594	2,071,182
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.6226% 10/15/37 (b)(c)(f)	882,000	885,287
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)	2,828,800	2,832,240
Class E, 6.8087% 11/15/34 (b)	1,746,750	1,684,492
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,000,000	953,121
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.234% 6/15/35 (b)(c)(f)	315,000	316,475
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.234% 6/15/35 (b)(c)(f)	113,725	113,332
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,110,337	1,333,665
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 5.4% 3/25/34 (b)(c)(f)	561,000	560,998
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7282% 5/10/45 (b)(c)	645,000	645,845
Class E, 5% 5/10/45 (b)(c)	1,165,000	1,058,025
Class F, 5% 5/10/45 (b)(c)	399,000	305,024
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	1,817,000	1,747,024
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9196% 10/15/45 (b)(c)	492,000	506,488
Class E, 4.9196% 10/15/45 (b)(c)	1,445,000	1,421,694
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,260,000	1,044,928
Series 2016-C35 Class D, 3.142% 7/15/48 (b)	3,317,000	2,664,546
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	906,000	770,302
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)	757,000	627,878
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,157,341
Class D, 5.8554% 3/15/44 (b)(c)	1,000,000	910,641
Series 2011-C5:
Class C, 5.8611% 11/15/44 (b)(c)	1,250,000	1,311,742
Class E, 5.8611% 11/15/44 (b)(c)	693,000	703,991
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,834,238
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	868,819
Series 2012-C7 Class D, 4.9733% 6/15/45 (b)(c)	620,000	583,116
Series 2012-C8 Class E, 5.0546% 8/15/45 (b)(c)	524,000	519,549
Series 2013-C16 Class D, 5.1945% 9/15/46 (b)(c)	673,000	647,313
Series 2013-UBS1 Class D, 4.899% 3/15/46 (b)(c)	859,000	854,803
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.1929% 11/15/29 (b)(c)(f)	952,061	951,076
Class G, 1 month U.S. LIBOR + 3.020% 5.4926% 11/15/29 (b)(c)(f)	1,614,085	1,598,725
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,168,000	962,090
Class PR2, 3.6332% 6/5/35 (b)(c)	459,000	365,728
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,501,875)		213,535,898

Bank Loan Obligations - 5.5%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 4/11/25 (c)(f)	3,375,234	3,352,721
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 12/22/24 (c)(f)	851,414	853,721
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 8/30/23 (c)(f)	2,366,877	2,363,753
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3789% 6/10/22 (c)(f)	734,743	733,171
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.23% 4/27/24 (c)(f)	1,567,579	1,542,764
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 5/31/25 (c)(f)	452,725	452,535
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (c)(f)	238,800	238,463
		6,184,407
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/23/23 (c)(f)	931,716	828,398

TOTAL CONSUMER DISCRETIONARY		7,012,805

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4831% 6/22/23 (c)(f)	3,090,655	3,092,263
3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (c)(f)	3,068,369	3,070,824
		6,163,087
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.74% 6/1/25 (c)(f)	1,488,750	1,491,236
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (c)(f)	4,373,320	4,178,357
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 10/2/23 (c)(f)	971,072	970,956
		5,149,313

TOTAL ENERGY		6,640,549

FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(e)	1,629,000	1,686,015
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 4/16/26 (c)(f)	830,000	830,000
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 3/23/25 (c)(f)	438,869	438,478
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4766% 12/5/20 (c)(f)	1,025,962	1,025,962

TOTAL FINANCIALS		3,980,455

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/27/25 (c)(f)	2,938,629	2,894,550
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 12/20/24 (c)(f)	539,834	541,183
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.1766% 2/6/22 (c)(e)(f)	5,000,000	4,887,500
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2334% 6/28/23 (c)(f)	2,223,200	2,220,421
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4831% 10/24/22 (c)(f)	1,621,556	1,596,422
		8,704,343
Real Estate Management & Development - 0.7%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.99% 3/24/24 (c)(f)	848,318	845,671
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (c)(f)	3,777,459	3,777,459
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4874% 12/22/24 (c)(f)	1,765,000	1,761,329
		6,384,459

TOTAL REAL ESTATE		15,088,802

UTILITIES - 0.6%
Electric Utilities - 0.2%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (c)(f)	1,856,919	1,844,441
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (c)(f)	104,733	104,029
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.99% 12/2/21 (c)(f)	248,874	238,193
		2,186,663
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 4/13/23 (c)(f)	1,350,140	1,356,054
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.601% 10/18/22 (c)(f)	2,558,776	2,482,013
		3,838,067

TOTAL UTILITIES		6,024,730

TOTAL BANK LOAN OBLIGATIONS
(Cost $51,763,578)		51,698,882
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.49% (g)
(Cost $32,166,801)	32,163,994	32,170,427
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $903,370,270)		942,506,619
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,050,018
NET ASSETS - 100%		$945,556,637

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,177,330 or 30.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$477,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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